Advanced Series Trust
Gateway Center Three

100 Mulberry Street

Newark, New Jersey 07102

April 24, 2015

VIA EDGAR SUBMISSION

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: Registration Statement on Form N-1A of Advanced Series Trust

(Securities Act File No. 33-24962 and Investment Company Act File No. 811-5186)
Post-Effective Amendment No. 132 to the Registration Statement under the Securities Act of 1933 and Amendment No. 134 to the Registration Statement under the Investment Company Act of 1940

Ladies and Gentlemen:

On behalf of Advanced Series Trust (the Registrant), pursuant to the Securities Act of 1933 (the 1933 Act) and the Investment Company Act of 1940 (the 1940 Act), transmitted herewith for filing with the Securities and Exchange Commission (the Commission) is Post-Effective Amendment No. 132 to the Registration Statement under the 1933 Act and Amendment No. 134 to the Registration Statement under the 1940 Act (the Amendment).  The Amendment is being filed pursuant to Rule 485(a)(2) under the 1933 Act.

The Amendment is being filed for the purpose of adding the AST AB Global Bond Portfolio, AST Columbia Adaptive Risk Portfolio, AST Emerging Managers Diversified Portfolio, AST Goldman Sachs Global Income Portfolio, AST Ivy Asset Strategy Portfolio, AST Managed Alternatives Portfolio, AST Morgan Stanley Multi-Asset Portfolio, AST Neuberger Berman Long/Short Portfolio, AST Wellington Management Global Bond Portfolio, and AST Wellington Management Real Total Return Portfolio. (collectively, the New AST Portfolios) as new series of the Registrant. The Registrant has designated the effective date as the 75th day after the filing of the Amendment (i.e., July 8, 2015).

Except for the disclosure relating to the new subadvisory arrangements and the new investment strategies for each of the New AST Portfolios, the Amendment is not intended to amend the Registrant’s current prospectuses, dated April 27, 2015 (the Current Prospectus), or the Registrant’s current statement of additional information, dated April 27, 2015 (the Current Statement of Additional Information).

Please note the Registrant’s also filed Post-Effective Amendment No. 131 to the Registration Statement under the 1933 Act and Amendment No. 133 to the Registration Statement under the 1940 Act on April 23, 2015. That amendment was filed for the purpose of adding revised disclosure with respect to the adoption of an amended shareholder services and distribution plan for most of the portfolios of the Registrant pursuant to Rule 12b-1 under the 1940 Act. This Amendment is not intended to amend or modify that filing.

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The Registrant acknowledges that (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Amendment; (ii) Commission staff comments or changes to disclosure in the Amendment in response to Commission staff comments do not foreclose the Commission from taking any action with respect to the Amendment; and (iii) the Registrant may not assert Commission staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States..

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Should you have any questions or comments with respect to the foregoing, or if I can be of any further assistance in facilitating the Commission Staff’s review, please contact me at 973-367-1495.  Thank you for your assistance in this matter.

Respectfully submitted,

/s/ Kathleen DeNicholas

Kathleen DeNicholas

Assistant Secretary